Average Annual Total Returns		12 Months Ended	26 Months Ended	54 Months Ended	60 Months Ended	63 Months Ended	79 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ETC Cabana Target Beta ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.67%			1.94%	1.51%
Performance Inception Date	Sep. 17, 2020
ETC Cabana Target Beta ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.83%			1.10%	0.68%
ETC Cabana Target Beta ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.55%			1.16%	0.83%
ETC Cabana Target Drawdown 10 ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.55%			2.51%	2.20%
Performance Inception Date	Sep. 17, 2020
ETC Cabana Target Drawdown 10 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.40%			1.81%	1.50%
ETC Cabana Target Drawdown 10 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.98%			1.69%	1.44%
ETC Cabana Target Leading Sector Moderate ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.22%		0.35%
Performance Inception Date	Jul. 13, 2021
ETC Cabana Target Leading Sector Moderate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.92%		(0.30%)
ETC Cabana Target Leading Sector Moderate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.13%		0.06%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.94%			9.18%		15.81%
Performance Inception Date	May 20, 2019
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.92%			9.03%		13.88%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.72%			7.20%		11.85%
LG QRAFT AI-Powered U.S. Large Cap Core ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.52%	24.09%
Performance Inception Date	Nov. 07, 2023
LG QRAFT AI-Powered U.S. Large Cap Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.10%	23.71%
LG QRAFT AI-Powered U.S. Large Cap Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.12%	18.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	24.96%	12.11%	14.42%	15.93%	16.03%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		10.40%			1.81%	2.38%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.87%			4.06%	4.99%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.95%		4.86%